Financial Risk Management - Summary of Interest Rate Profile of Company Interest-bearing Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	$ (1,894,474)	$ 304,696	$ (2,734,704)	$ (952,912)
Fixed-rate instruments [Member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	(15,017,675)		(12,265,065)	(6,326,350)
Effect of interest rate swaps	(6,968,075)		(9,800,000)	(9,800,000)
Interest-bearing financial instruments	(21,985,750)		(22,065,065)	(16,126,350)
Variable-rate instruments [Member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	(19,327,663)		(15,595,843)	(18,028,816)
Effect of interest rate swaps	(6,968,075)
Interest-bearing financial instruments	$ (12,359,588)		(5,795,843)	(8,228,816)
Debt securities, value			$ 9,800,000	$ 9,800,000